Group companies (Tables)	12 Months Ended
Dec. 31, 2022
Group Companies
Schedule of Group companies

Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2022
Fusion Fuel Portugal, S.A.	Portugal	Operating company	100%
Fuel Cell Évora, Unipessoal LDA	Portugal	Hydrogen production	100%
Fuel Cell Évora I, Unipessoal LDA	Portugal	Hydrogen production	100%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Spain, S.L.	Spain	Hydrogen production	50%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hevo Sines, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Sines II, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Sines III, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Portugal, Unipessoal, Lda.	Portugal	Hydrogen production	100%
Fusion Cell Spain, S.L. (1)	Spain	No activity to date	N/A

(1)	Incorporated on March 16, 2023